Earnings Per Share	3 Months Ended
Mar. 31, 2021
Earnings Per Share [Abstract]
Earnings Per Share
9.
Earnings Per Share
The calculation of basic earnings per share excludes any dilutive effect of stock options, while diluted earnings per share includes the dilutive effect of stock options. There were no dilutive shares excluded from this calculation resulting from their anti-dilutive effect for the three months ended March 31, 2021 or 2020.